INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of unconsolidated structured entities [line items]
Investments in non-consolidated companies, beginning balance	$ 821,571	$ 751,475
Acquisition of business (note 3)	400,037	0
Equity in earnings of non-consolidated companies	105,305	37,114
Other comprehensive income and other effects	(2,812)	48,475
Dividends from non-consolidated companies	(34,841)	(15,493)
Investments in non-consolidated companies, ending balance	517,265	821,571
Usiminas
Disclosure of unconsolidated structured entities [line items]
Derecognition related to the increase of the participation in Usiminas	$ (771,995)	$ 0